Right-of use assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 151,065		¥ 153,211
Approximate aggregate carrying value of certain land use rights mortgaged for certain bank borrowings			87
Rent concessions	7
In the process of applying for certain title/right certificates [member]
Disclosure of Lease Prepayments [Line Items]
Land use rights	¥ 3,019		¥ 843
Bottom of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease		30 years
Top of range [member]
Disclosure of Lease Prepayments [Line Items]
Term for amortization using straight line method of acquiring cost of land held under operating lease		70 years